UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2012



[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA NEW YORK MONEY MARKET FUND]

 ======================================================

        SEMIANNUAL REPORT
        USAA NEW YORK MONEY MARKET FUND
        SEPTEMBER 30, 2012

 ======================================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"THE U.S. FEDERAL RESERVE'S (THE FED)              [PHOTO OF DANIEL S. McNAMARA]
MONETARY ACTION SUGGESTS THAT INTEREST
RATES (AND THEREFORE YIELDS) WILL BE LOW
FOR A LONG PERIOD OF TIME..."

--------------------------------------------------------------------------------

SEPTEMBER 2012

Despite expectations to the contrary, yields continued to decline during the six-month reporting period, with some reaching new historic lows. Ten-year U.S. Treasury yields fell from 2.21% on March 30, 2012, to 1.63% on September 28, 2012. During the summer months, yields had been lower still, weighed down by worries about the euro zone debt crisis and the slowing global economy.

When the reporting period began in April of this year, the U.S. economic outlook -- including the jobs picture -- seemed to be improving. We were skeptical, largely because we believed that the data were temporarily influenced by the unusually mild winter. In fact, though some observers hoped that growth would speed up during the spring, the warm winter weather did appear to have pulled demand (and job gains) forward and the U.S. economy slowed down instead. Global economic conditions also deteriorated. Europe entered a recession, while China's economy weakened.

Meanwhile, the European Union's (EU) financial woes continued. The European Central Bank extended a number of its liquidity operations to help the financial markets deal with the effects of the debt crisis, giving politicians room to address the problems of the EU's weakest members. Many of these nations, including Greece, Spain, and Italy, are weighed down by a staggering amount of debt. However, major sticking points remain, particularly enforcement mechanisms to keep these economies on track to fiscal balance.

In the United States, the presidential election has delayed what is widely expected to be a contentious debate in Congress over another increase in the nation's debt ceiling. Perhaps of even greater concern: the "fiscal cliff." Unless Congress acts, tax hikes and spending cuts, including a large reduction in military spending, will automatically take effect in 2013. I hope that once the election is over, our leaders will put their hands on the wheel and steer our nation onto a safer path. Investors should remember that it's not an all-or-none proposition. Congress can choose to cancel certain tax increases and spending cuts while keeping others in place. If Congress does not act, economic growth could slow dramatically.

The U.S. Federal Reserve (the Fed) continues to do what it can to support economic growth. In September, the Fed announced a long-anticipated third round of quantitative easing, making an open-ended commitment to continue

================================================================================

================================================================================

buying mortgage-backed securities for as long as it takes to meaningfully drop the unemployment rate. The Fed also continued to keep short-term interest rates in a range between zero and 0.25% and said it planned to keep rates at these historically low levels until at least mid 2015. According to Fed Chairman Ben Bernanke, the Fed wants to push stock prices up and boost the housing market in an aggressive effort to increase consumer and business confidence and, ultimately, spending (the so-called "wealth effect").

The Fed's monetary action suggests that interest rates (and therefore yields) will be low for a long period of time, perhaps even after the appearance of the traditional signposts of economic recovery, such as higher inflation. Meanwhile, stock prices have appreciated significantly. For example, the S&P 500 Index was up nearly 3.50% during the reporting period. At the same time, economic fundamentals have softened. In the second quarter, earnings for companies in the S&P 500 Index grew by 2.29% on a year-over-year basis and they are forecast to decline slightly (around 2.50%) during the third quarter. In the short run, liquidity provided by the Fed may continue to drive equity valuations higher but at USAA Asset Management Company, we believe that in the long run, valuations always matter. As a result, we are taking advantage of the recent price appreciation to rebalance our portfolios, making sure they are not overexposed to sectors and securities where the risks have gone up but the expected rewards have gone down.

Against this backdrop, the tax-exempt bond market continued to record gains, including the USAA tax-exempt bond funds, which performed well. During the reporting period, our tax-exempt portfolios continued to benefit from our bench of credit research analysts. Because of their diligence, no USAA mutual fund held the municipal debt of Stockton, San Bernardino, or Mammoth Lakes, all of which filed for bankruptcy during the reporting period. However, despite the headlines, we continue to believe that bankruptcies like these will not become widespread. State and municipal governments are working hard to deal with their fiscal challenges. We expect the default rate among municipal issuers to remain extremely low. We believe that municipal bond investments continue to have a place in a diversified portfolio, primarily because of the tax-exempt income they provide.

In the months ahead, our team of municipal bond managers and analysts will maintain their income focus as they strive to find attractive investments. On behalf of everyone here at USAA Asset Management Company, thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

Past performance is no guarantee of future results.

Rebalancing and diversification are do not protect against losses or guarantee that an investor's goal will be met.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

  Portfolio of Investments                                                   10

  Notes to Portfolio of Investments                                          14

  Financial Statements                                                       15

  Notes to Financial Statements                                              18

EXPENSE EXAMPLE                                                              26

ADVISORY AGREEMENT                                                           28

The opinions expressed herein should not be considered as promises or advice and are applicable only through the period on the front of this report. The risks of investing in your fund are listed within its prospectus.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE NEW YORK MONEY MARKET FUND (THE FUND) PROVIDES NEW YORK INVESTORS WITH A HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAXES AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES AND A FURTHER OBJECTIVE OF PRESERVING CAPITAL AND MAINTAINING LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests primarily in high-quality New York tax-exempt securities with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund's net assets will consist of New York tax-exempt securities.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

DALE R. HOFFMANN                                     [PHOTO OF DALE R. HOFFMANN]
USAA Asset Management Company

--------------------------------------------------------------------------------

o HOW DID THE USAA NEW YORK MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    During the six-month reporting period ended September 30, 2012, yields on tax-exempt money market instruments stayed near all-time lows. For the reporting period, the Fund had a return of 0.01%, compared to an average return of 0.01% for the New York tax-exempt money market funds category, according to iMoneyNet, Inc.

o   WHAT WERE THE MARKET CONDITIONS DURING THE REPORTING PERIOD?

    U.S. economic growth slowed during the reporting period. The employment picture, which had looked promising in the spring, deteriorated during the summer as new job creation faltered. However, consumer confidence increased. Americans boosted their spending, though the decline in the nation's savings rate suggested they had done so by dipping into their nest eggs. Home prices rose as the housing market continued to improve. The Federal Reserve (the Fed) held short-term interest rates at extremely low levels throughout the reporting period and said they were likely to remain low "at least through mid 2015."

    Refer to page 6 for benchmark definition.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

================================================================================

2  | USAA NEW YORK MONEY MARKET FUND

================================================================================

    Though money markets continued to provide very low absolute returns, investors continued to favor them for the safety and liquidity they provide. Short-term tax-exempt securities, especially municipal variable-rate demand notes (VRDNs), were in short supply as issuers took advantage of low interest rates and issued longer-term securities to fund their borrowing needs. During the reporting period, the SIFMA Municipal Swap Index, the index of seven-day VRDNs, moved in a narrow range, starting the reporting period at 0.19%, declining to a low of 0.13% on August 8, 2012, and rising to end the reporting period at 0.18%. The performance of the Bond Buyer One-Year Note Index was similar. It began the reporting period at 0.25%, dropped to a low of 0.21% on August 2, 2012, and ended the reporting period at 0.23%.

o   WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

    Given the low interest rate environment, we continued to focus our purchases on VRDNs. The VRDNs owned by the Fund offer flexibility because we can sell them at par value (100% of face value) upon seven days' or less notice. They also provide both safety and liquidity. In fact, many of these VRDNs are guaranteed by a bank letter of credit for the payment of both principal and interest.

    Because short-term rates were near zero, we sought to invest in securities with longer maturities that could provide more yield. However, in the low interest rate environment, there were very few attractive opportunities. We relied on our team of credit analysts to help us identify potential investments for the Fund. In addition, they continued to analyze and monitor every holding in the portfolio.

o   WHAT ARE THE CONDITIONS IN THE STATE OF NEW YORK?

    For the second year in a row, Governor Cuomo was able to sign the state budget on time despite a projected multi-billion dollar budget gap at the beginning of the budget process. Projected future budget gaps

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    have also been greatly reduced. The state's pensions are well-funded, and the legislature recently enacted pension reform legislation which should help it save costs longer term. New York is currently experiencing a weak economic recovery, but improvements in employment, personal income, and wages are evident. In recognition of the state's progress, Standard and Poor's Ratings in August placed New York's long-term rating on positive outlook, citing the state's movement toward structurally balanced budgets in the past two years. New York state's general obligation bonds are currently rated Aa2 by Moody's Investors Service, AA by Standard & Poor's Ratings, and AA by Fitch Ratings.

o   WHAT IS THE OUTLOOK?

    In our opinion, the U.S. economy is likely to continue its slow-growth expansion. While the unemployment rate declined during the reporting period, job creation is likely to remain weak until economic conditions improve. After the November elections, we expect Congress to turn its attention to the so-called "fiscal cliff." If Congress does not act before year-end, significant tax increases and spending cuts will take effect on January 1, 2013. Because the Fed is planning to keep short-term interest rates low for an extended period, shareholders should expect to see little change in the Fund's yield. Once interest rates start to rise, we will seek opportunities to invest at higher yields. In the meantime, we will continue to focus on safety and liquidity, while attempting to maximize the tax-exempt income you receive from the Fund. As always, we will avoid issues subject to the alternative minimum tax for individuals.

    We thank you for your investment in the Fund.

    Some income may be subject to state or local taxes but not the alternative minimum tax.

    INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

================================================================================

4  | USAA NEW YORK MONEY MARKET FUND

================================================================================

INVESTMENT OVERVIEW

USAA NEW YORK MONEY MARKET FUND(FUND) (Ticker Symbol: UNYXX)

--------------------------------------------------------------------------------
                                       9/30/12                    3/31/12
--------------------------------------------------------------------------------
Net Assets                          $95.8 Million              $100.0 Million
Net Asset Value Per Share               $1.00                       $1.00
Dollar-Weighted Average
Portfolio Maturity(+)                  42 Days                     19 Days

(+)Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/12
--------------------------------------------------------------------------------
  3/31/12-9/30/12*            1 Year              5 Years             10 Years
       0.01%                   0.01%               0.68%                1.20%

--------------------------------------------------------------------------------
                            7-DAY YIELD AS OF 9/30/12
--------------------------------------------------------------------------------
  Unsubsidized              -0.25%               Subsidized             0.01%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 3/31/12**
--------------------------------------------------------------------------------
  Before Reimbursement       0.73%              After Reimbursement     0.60%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.
**The expense ratios represent the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated August 1 , 2012, and are calculated as a percentage of average net assets. USAA Asset Management Company (the Manager) has agreed, through August 1, 2013, to make payments or waive management, administration, and other fees so that the total expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 0.60% of the Fund's average net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund's Board of Trustees and may be changed or terminated by the Manager at any time after August 1, 2013. These expense ratios may differ from the expense ratios disclosed in the Financial Highlights.
An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                                                                    USAA NEW
                                    IMONEYNET                      YORK MONEY
                                     AVERAGE                       MARKET FUND
 9/26/2011                            0.01%                           0.01%
10/31/2011                            0.01                            0.01
11/28/2011                            0.01                            0.01
12/26/2011                            0.01                            0.01
 1/30/2012                            0.01                            0.01
 2/27/2012                            0.01                            0.01
 3/26/2012                            0.01                            0.01
 4/30/2012                            0.02                            0.01
 5/29/2012                            0.01                            0.01
 6/25/2012                            0.01                            0.01
 7/30/2012                            0.01                            0.01
 8/27/2012                            0.01                            0.01
 9/24/2012                            0.01                            0.01

                                   [END CHART]

       Data represent the last Monday of each month. Ending date 9/24/12.

The graph tracks the USAA New York Money Market Fund's seven-day yield against iMoneyNet, Inc. state-specific New York institutional and retail state tax-free and municipal money funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

6  | USAA NEW YORK MONEY MARKET FUND

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 9/30/12
                                (% of Net Assets)

Community Service ..................................................    18.5%
General Obligation .................................................    18.1%
Education ..........................................................    14.3%
Nursing/CCRC .......................................................    10.2%
Packaged Foods & Meat ..............................................     9.7%
Hospital ...........................................................     7.2%
Multifamily Housing ................................................     5.2%
Special Assessment/Tax/Fee .........................................     4.9%
Airport/Port .......................................................     3.1%
Toll Roads .........................................................     2.8%

You will find a complete list of securities that the Fund owns on pages 10-13.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                          o PORTFOLIO MIX -- 9/30/12 o

                          [PIE CHART OF PORTFOLIO MIX]

VARIABLE-RATE DEMAND NOTES                                                84.8%
FIXED-RATE INSTRUMENTS                                                    15.0%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

8  | USAA NEW YORK MONEY MARKET FUND

================================================================================

                      o CUMULATIVE PERFORMANCE OF $10,000 o

                        [CHART OF CUMULATIVE PERFORMANCE]

                                                                USAA NEW YORK
                                                              MONEY MARKET FUND
09/30/02                                                         $10,000.00
10/31/02                                                          10,009.50
11/30/02                                                          10,018.01
12/31/02                                                          10,024.64
01/31/03                                                          10,030.26
02/28/03                                                          10,035.93
03/31/03                                                          10,041.35
04/30/03                                                          10,047.63
05/31/03                                                          10,054.38
06/30/03                                                          10,059.20
07/31/03                                                          10,062.40
08/31/03                                                          10,065.95
09/30/03                                                          10,069.97
10/31/03                                                          10,074.12
11/30/03                                                          10,078.45
12/31/03                                                          10,083.30
01/31/04                                                          10,087.16
02/29/04                                                          10,090.60
03/31/04                                                          10,094.29
04/30/04                                                          10,098.85
05/31/04                                                          10,102.95
06/30/04                                                          10,107.21
07/31/04                                                          10,111.61
08/31/04                                                          10,116.86
09/30/04                                                          10,123.99
10/31/04                                                          10,133.66
11/30/04                                                          10,142.85
12/31/04                                                          10,153.11
01/31/05                                                          10,162.62
02/28/05                                                          10,173.16
03/31/05                                                          10,184.87
04/30/05                                                          10,200.79
05/31/05                                                          10,219.04
06/30/05                                                          10,233.91
07/31/05                                                          10,248.36
08/31/05                                                          10,264.77
09/30/05                                                          10,282.83
10/31/05                                                          10,299.96
11/30/05                                                          10,319.55
12/31/05                                                          10,343.10
01/31/06                                                          10,362.85
02/28/06                                                          10,383.04
03/31/06                                                          10,406.48
04/30/06                                                          10,428.97
05/31/06                                                          10,454.43
06/30/06                                                          10,482.87
07/31/06                                                          10,507.90
08/31/06                                                          10,534.24
09/30/06                                                          10,561.09
10/31/06                                                          10,586.58
11/30/06                                                          10,612.78
12/31/06                                                          10,642.26
01/31/07                                                          10,667.68
02/28/07                                                          10,692.77
03/31/07                                                          10,721.03
04/30/07                                                          10,747.92
05/31/07                                                          10,777.58
06/30/07                                                          10,806.35
07/31/07                                                          10,833.49
08/31/07                                                          10,865.20
09/30/07                                                          10,891.50
10/31/07                                                          10,919.10
11/30/07                                                          10,947.30
12/31/07                                                          10,973.76
01/31/08                                                          10,997.77
02/29/08                                                          11,016.70
03/31/08                                                          11,038.62
04/30/08                                                          11,056.88
05/31/08                                                          11,077.19
06/30/08                                                          11,091.69
07/31/08                                                          11,106.69
08/31/08                                                          11,123.22
09/30/08                                                          11,151.87
10/31/08                                                          11,186.55
11/30/08                                                          11,198.16
12/31/08                                                          11,208.14
01/31/09                                                          11,211.74
02/28/09                                                          11,215.10
03/31/09                                                          11,219.94
04/30/09                                                          11,226.88
05/31/09                                                          11,234.36
06/30/09                                                          11,240.47
07/31/09                                                          11,245.95
08/31/09                                                          11,249.97
09/30/09                                                          11,252.86
10/31/09                                                          11,253.99
11/30/09                                                          11,254.09
12/31/09                                                          11,261.74
01/31/10                                                          11,261.82
02/28/10                                                          11,261.91
03/31/10                                                          11,262.00
04/30/10                                                          11,262.10
05/31/10                                                          11,262.40
06/30/10                                                          11,262.55
07/31/10                                                          11,262.64
08/31/10                                                          11,262.74
09/30/10                                                          11,262.83
10/31/10                                                          11,262.92
11/30/10                                                          11,263.02
12/31/10                                                          11,267.28
01/31/11                                                          11,267.37
02/28/11                                                          11,267.46
03/31/11                                                          11,267.55
04/30/11                                                          11,267.65
05/31/11                                                          11,267.74
06/30/11                                                          11,267.83
07/31/11                                                          11,267.93
08/31/11                                                          11,268.02
09/30/11                                                          11,268.12
10/31/11                                                          11,268.21
11/30/11                                                          11,268.30
12/31/11                                                          11,268.40
01/31/12                                                          11,268.55
02/29/12                                                          11,268.64
03/31/12                                                          11,268.74
04/30/12                                                          11,268.83
05/31/12                                                          11,268.92
06/30/12                                                          11,269.02
07/31/12                                                          11,269.11
08/31/12                                                          11,269.22
09/30/12                                                          11,269.30

                                   [END CHART]

                       Data from 9/30/02 through 9/30/12.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA New York Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on reinvested net investment income and realized capital gain distributions or on the redemption of fund shares. Some income may be subject to federal, state, or local taxes. For seven-day yield information, please refer to the Fund's Investment Overview.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

    FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

    The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Asset Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

================================================================================

10  | USAA NEW YORK MONEY MARKET FUND

================================================================================

    (INS) Principal and interest payments are insured by Assured Guaranty Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A. or JPMorgan Chase Bank, N.A.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o   PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

    CSD       Central School District
    IDA       Industrial Development Authority/Agency

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

INVESTMENTS

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 COUPON         FINAL        VALUE
(000)        SECURITY                                                   RATE         MATURITY      (000)
--------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (84.8%)

             NEW YORK (83.3%)
   $3,625    Albany IDA (LOC - RBS Citizens, N.A.)                      0.22%        5/01/2035   $ 3,625
    6,000    Chautauqua County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                       0.27        12/01/2031     6,000
    1,175    Erie County IDA (LOC - Fifth Third Bank)                   0.52        10/01/2026     1,175
    4,000    Housing Finance Agency (LOC - Landesbank
               Hessen-Thuringen)                                        0.23        11/01/2037     4,000
    1,500    Long Island Power Auth. (LOC - Bayerische
               Landesbank)                                              0.26         5/01/2033     1,500
    4,000    Metropolitan Transportation Auth.
               (LOC - KBC Bank N.V.)                                    0.49        11/01/2025     4,000
    4,080    Monroe County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                       0.30        12/01/2034     4,080
    2,300    Nassau County IDA (LOC - Sovereign Bank)                   1.75        12/01/2036     2,300
    3,000    New York City (LOC - WestLB A.G.)                          0.24         2/15/2016     3,000
    2,600    New York City (LOC - Manufacturers &
               Traders Trust Co.)                                       0.24        12/01/2040     2,600
    1,000    New York City Housing Dev. Corp. (LOC - Landesbank
               Hessen-Thuringen)                                        0.20         6/01/2039     1,000
    3,305    New York City IDA (LOC - TD Bank, N.A.)                    0.30        12/30/2021     3,305
      980    New York City IDA (LOC - TD Bank, N.A.)                    0.30        12/01/2027       980
    2,880    New York City IDA (LOC - JPMorgan Chase Bank, N.A.)        0.23        12/01/2034     2,880
    2,000    New York City IDA (LOC - Key Bank, N.A.)                   0.30         7/01/2037     2,000
    4,155    New York City IDA (LOC - Key Bank, N.A.)                   0.30         7/01/2038     4,155
    3,750    New York City IDA Civic Facility (LOC - TD Bank, N.A.)     0.26        12/01/2034     3,750
      700    New York City Transitional Finance Auth. (LIQ)(a)          0.18        11/01/2030       700
    4,335    Oneida County IDA (LOC - RBS Citizens, N.A.)               0.22         7/01/2037     4,335
    4,185    Ontario County IDA (LOC - Royal Bank of
               Scotland N.V.)                                           0.33         3/01/2028     4,185
    3,230    Ontario County IDA (LOC - Key Bank, N.A.)                  0.27         7/01/2030     3,230
    3,000    Port Auth. of New York and New Jersey                      0.24        11/16/2012     3,000
    2,695    State Thruway Auth. (LIQ)(a)                               0.20         4/01/2013     2,695
    5,500    Tompkins County IDA (LOC - Bank of America, N.A.)          0.43         2/01/2037     5,500
    5,060    Wayne County IDA (LOC - Royal Bank of Scotland N.V.)       0.33         6/01/2017     5,060
      785    Westchester County IDA (LOC - JPMorgan Chase
               Bank, N.A.)                                              0.19        10/01/2028       785
                                                                                                 -------
                                                                                                  79,840
                                                                                                 -------

================================================================================

12  | USAA NEW YORK MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                 COUPON         FINAL        VALUE
(000)        SECURITY                                                   RATE         MATURITY      (000)
--------------------------------------------------------------------------------------------------------
             PUERTO RICO (1.5%)
   $1,400    Commonwealth (INS)(LIQ)(a)                                 0.38%        7/01/2039   $ 1,400
                                                                                                 -------
             Total Variable-Rate Demand Notes (cost: $81,240)                                     81,240
                                                                                                 -------
             FIXED-RATE INSTRUMENTS (15.0%)

             NEW YORK (15.0%)
    2,000    Ballston Spa CSD                                           1.00         6/12/2013     2,008
    2,000    Enlarged Troy School District                              1.50        11/21/2012     2,002
    3,654    Evans & Brant CSD                                          1.00         6/28/2013     3,669
    2,000    Owego Apalachin CSD                                        1.00         6/19/2013     2,007
    2,000    Springville Griffith Institutes                            1.00         6/19/2013     2,007
    2,674    West Genesee CSD                                           1.00         7/12/2013     2,681
                                                                                                 -------
                                                                                                  14,374
                                                                                                 -------
             Total Fixed-Rate Instruments (cost: $14,374)                                         14,374
                                                                                                 -------
             TOTAL INVESTMENTS (COST: $95,614)                                                   $95,614
                                                                                                 =======

---------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
---------------------------------------------------------------------------------------------
                                     (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                 QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                             IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
ASSETS                    FOR IDENTICAL ASSETS              INPUTS          INPUTS      TOTAL
---------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                  $-             $81,240              $-    $81,240
Fixed-Rate Instruments                       -              14,374               -     14,374
---------------------------------------------------------------------------------------------
TOTAL                                       $-             $95,614              $-    $95,614
---------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The cost of securities at September 30, 2012, for federal income tax purposes, was approximately the same as that reported in the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

See accompanying notes to financial statements.

================================================================================

14  | USAA NEW YORK MONEY MARKET FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities (amortized cost approximates market value)        $95,614
  Cash                                                                             96
  Receivables:
     Capital shares sold                                                          139
     USAA Asset Management Company (Note 4D)                                       39
     Interest                                                                      72
                                                                              -------
        Total assets                                                           95,960
                                                                              -------
LIABILITIES
  Payables:
     Capital shares redeemed                                                      111
  Accrued management fees                                                          28
  Accrued transfer agent's fees                                                     7
  Other accrued expenses and payables                                              29
                                                                              -------
        Total liabilities                                                         175
                                                                              -------
           Net assets applicable to capital shares outstanding                $95,785
                                                                              =======
NET ASSETS CONSIST OF:
  Paid-in capital                                                             $95,777
  Accumulated net realized gain on investments                                      8
                                                                              -------
           Net assets applicable to capital shares outstanding                $95,785
                                                                              =======
  Capital shares outstanding, unlimited number of shares
     authorized, no par value                                                  95,777
                                                                              =======
  Net asset value, redemption price, and offering price per share             $  1.00
                                                                              =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                         $ 195
                                                                           -----
EXPENSES
   Management fees                                                           172
   Administration and servicing fees                                          49
   Transfer agent's fees                                                      56
   Custody and accounting fees                                                26
   Postage                                                                     1
   Shareholder reporting fees                                                  7
   Trustees' fees                                                              7
   Professional fees                                                          37
   Other                                                                       5
                                                                           -----
       Total expenses                                                        360
   Expenses reimbursed                                                      (170)
                                                                           -----
       Net expenses                                                          190
                                                                           -----
NET INVESTMENT INCOME                                                          5
                                                                           -----
NET REALIZED GAIN ON INVESTMENTS
    Net realized gain                                                          8
                                                                           -----
Increase in net assets resulting from operations                           $  13
                                                                           =====

See accompanying notes to financial statements.

================================================================================

16  | USAA NEW YORK MONEY MARKET FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended September 30, 2012 (unaudited), and year ended March 31, 2012

--------------------------------------------------------------------------------

                                                                   9/30/2012          3/31/2012
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                            $      5           $     11
   Net realized gain on investments                                        8                  -
                                                                    ---------------------------
       Increase in net assets resulting from operations                   13                 11
                                                                    ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                  (5)               (11)
                                                                    ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                          34,313             85,349
   Reinvested dividends                                                    5                 10
   Cost of shares redeemed                                           (38,553)           (89,724)
                                                                    ---------------------------
       Decrease in net assets from capital share transactions         (4,235)            (4,365)
                                                                    ---------------------------
   Net decrease in net assets                                         (4,227)            (4,365)

NET ASSETS
   Beginning of period                                               100,012            104,377
                                                                    ---------------------------
   End of period                                                    $ 95,785           $100,012
                                                                    ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                        34,313             85,349
   Shares issued for dividends reinvested                                  5                 10
   Shares redeemed                                                   (38,553)           (89,724)
                                                                    ---------------------------
       Decrease in shares outstanding                                 (4,235)            (4,365)
                                                                    ===========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  17

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA New York Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes, with a further objective of preserving capital and maintaining liquidity.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly

================================================================================

18  | USAA NEW YORK MONEY MARKET FUND

================================================================================

    meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Trust's
        Board of Trustees.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method. The Fund concentrates its investments in New York tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management

================================================================================

20  | USAA NEW YORK MONEY MARKET FUND

================================================================================

    purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2012, custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

For the six-month period ended September 30, 2012, the Fund paid CAPCO facility fees of less than $500, which represents 0.2% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2013, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended September 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2012, and each of the three preceding fiscal years, generally remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory

================================================================================

22  | USAA NEW YORK MONEY MARKET FUND

================================================================================

    Agreement. Management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA New York Bond and USAA New York Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $172,000, resulting in an effective annualized management fee of 0.35% of the Fund's average net assets for the same period.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2012, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $49,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2012, the Fund reimbursed the Manager $1,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

    six-month period ended September 30, 2012, the Fund incurred transfer agent's fees, paid or payable to SAS, of $56,000.

D. EXPENSE LIMITATION -- The Manager has voluntarily agreed, through August 1, 2013, to limit the annual expenses of the Fund to 0.60% of its average annual net assets, excluding extraordinary expenses, and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through August 1, 2013, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. The Manager also has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager may modify or terminate this arrangement at any time. For the six-month period ended September 30, 2012, the Fund incurred reimbursable expenses of $170,000, of which $39,000 was receivable from the Manager.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

24  | USAA NEW YORK MONEY MARKET FUND

================================================================================

(6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                     PERIOD ENDED
                                     SEPTEMBER 30,                            YEAR ENDED MARCH 31,
                                     ----------------------------------------------------------------------------------
                                          2012          2012          2011           2010            2009          2008
                                     ----------------------------------------------------------------------------------
Net asset value at
  beginning of period                $   1.00      $   1.00       $   1.00       $   1.00        $   1.00      $   1.00
                                     ----------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income                   .00(a)        .00(a)         .00(a)         .00(a)          .02           .03
  Net realized and unrealized
    gain on investments                   .00(a)        .00(a)         .00(a)         .00(a)          .00(a)        .00(a)
                                     ----------------------------------------------------------------------------------
Total from investment
  operations                              .00(a)        .00(a)         .00(a)         .00(a)          .02           .03
                                     ----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                  (.00)(a)      (.00)(a)       (.00)(a)       (.00)(a)        (.02)         (.03)
  Realized capital gains                    -             -           (.00)(a)       (.00)(a)        (.00)(a)      (.00)(a)
                                     ----------------------------------------------------------------------------------
Total distributions                      (.00)(a)      (.00)(a)       (.00)(a)       (.00)(a)        (.02)         (.03)
                                     ----------------------------------------------------------------------------------
Net asset value at
  end of period                      $   1.00      $   1.00       $   1.00       $   1.00        $   1.00      $   1.00
                                     ==================================================================================
Total return (%)*                         .01           .01(c),(d)     .05(d)         .37(d)         1.64          2.97
Net assets at end of
  period (000)                       $ 95,785      $100,012       $104,377       $121,493        $150,493      $128,150
Ratios to average net assets:**
  Expenses including
    guarantee program fee (%)
    including reimbursements(b)           .39(d),(f)    .45(c),(d)     .48(d)         .57(d),(e)      .62(e)        .60
  Excluding reimbursements(b)             .73(f)        .73            .71            .63             .63           .61
  Expenses excluding
    guarantee program fee (%)
    including reimbursements(b)           .39(d),(f)    .45(c),(d)     .48(d)         .55(d),(e)      .60(e)        .60
  Excluding reimbursements(b)             .73(f)        .73            .71            .61             .61           .61
Net investment income (%)                 .01(f)        .01            .01            .32            1.61          2.90

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended September 30, 2012, average net assets were $98,039,000.
(a)  Represents less than $0.01 per share.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(c) During the year ended March 31, 2012, SAS reimbursed the Fund $1,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.
(d) Effective November 9, 2009, in addition to the Fund's 0.60% annual expense cap, the Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. For the six month period ended September 30, 2012 and the years ended March 31, 2012, March 31, 2011, and March 31, 2010, the additional reimbursement was 0.21%, 0.15%, 0.12%, and 0.05% of the Fund's average net assets, respectively.
(e) Effective September 18, 2009, the Guarantee Program for Money Market Funds has expired.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

EXPENSE EXAMPLE

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2012, through September 30, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

26  | USAA NEW YORK MONEY MARKET FUND

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                         BEGINNING              ENDING              DURING PERIOD*
                                       ACCOUNT VALUE        ACCOUNT VALUE          APRIL 1, 2012 -
                                       APRIL 1, 2012      SEPTEMBER 30, 2012      SEPTEMBER 30, 2012
                                      --------------------------------------------------------------
Actual                                   $1,000.00            $1,000.05                  $1.96

Hypothetical
  (5% return before expenses)             1,000.00             1,023.11                   1.98

*Expenses are equal to the Fund's annualized expense ratio of 0.39%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.01% for the six-month period of April 1, 2012, through September 30, 2012.

================================================================================

                                                           EXPENSE EXAMPLE |  27

================================================================================

ADVISORY AGREEMENT

September 30, 2012 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 17, 2012, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund

================================================================================

28  | USAA NEW YORK MONEY MARKET FUND

================================================================================

performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution,"

================================================================================

                                                        ADVISORY AGREEMENT |  29

================================================================================

also was considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with front-end loads or with no sales loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes the Fund and all other no-load and front-end load retail open-end investment companies in the similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any fee waivers or reimbursements -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio, after reimbursements, was above the median of its expense group and its expense universe. The Board took into account the various services

================================================================================

30  | USAA NEW YORK MONEY MARKET FUND

================================================================================

provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee. The Board took into account management's discussion of the Fund's expenses, noting that the Manager had reimbursed Fund expenses during the previous year.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was lower than the average of it performance universe in its Lipper index for the one-year period ended December 31, 2011, and was above the average of its performance universe and its Lipper index for the three- and five-year periods ended December 31, 2011. The Board also noted that the Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2011, was in the top 15% of its performance universe for the three-year period ended December 31, 2011, and was in the top 20% of its performance universe for the five-year period ended December 31, 2011.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the

================================================================================

                                                        ADVISORY AGREEMENT |  31

================================================================================

profitability of the Manager's relationship with the Fund before tax expenses, noting that the Manager has reimbursed a portion of its management fee for the Fund. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

32  | USAA NEW YORK MONEY MARKET FUND

================================================================================

TRUSTEES                   Daniel S. McNamara
                           Robert L. Mason, Ph.D.
                           Barbara B. Ostdiek, Ph.D.
                           Michael F. Reimherr
                           Paul L. McNamara
                           Patrick T. Bannigan*

                           *Effective October 31, 2012, Patrick T. Bannigan
                            resigned from his position as Trustee.
--------------------------------------------------------------------------------
ADMINISTRATOR AND          USAA Asset Management Company
INVESTMENT ADVISER         P.O. Box 659453
                           San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND            USAA Investment Management Company
DISTRIBUTOR                P.O. Box 659453
                           San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT             USAA Shareholder Account Services
                           9800 Fredericksburg Road
                           San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND              State Street Bank and Trust Company
ACCOUNTING AGENT           P.O. Box 1713
                           Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                Ernst & Young LLP
REGISTERED PUBLIC          100 West Houston St., Suite 1800
ACCOUNTING FIRM            San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                Under "My Accounts" on
SELF-SERVICE 24/7          usaa.com select "Investments,"
AT usaa.com                then "Mutual Funds"

OR CALL                    Under "Investments" view
(800) 531-USAA             account balances, or click
        (8722)             "I want to...," and select
                           the desired action.
--------------------------------------------------------------------------------
Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                                 --------------
       San Antonio, TX 78288                                       PRSRT STD
                                                                 U.S. Postage
                                                                     PAID
                                                                     USAA
                                                                --------------
>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA      WE KNOW WHAT IT MEANS TO SERVE.(R)
   =============================================================================
   39610-1112                                (C)2012, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     12/03/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/03/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/03/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.